ACQUISITIONS AND CHANGE IN INTEREST ON MINERAL PROPERTIES - Narrative (Details)					12 Months Ended
	Dec. 31, 2017 USD ($) $ / $ $ / ounce	May 31, 2017 USD ($)	May 30, 2016 CAD ($)	Mar. 07, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017	May 31, 2016 $ / shares	May 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Payments for interest in joint venture					$ 12,972,000	$ 0
Property, plant and equipment	$ 658,629,000				658,629,000	663,828,000
Non-controlling interest	23,043,000				23,043,000	0
Equity attributable to our shareholders					17,231,000
Business acquisition costs					0	4,757,000
Goodwill	$ 49,786,000				$ 49,786,000	49,786,000
Discount rate applied to cash flow projections							20.00%
Seabee Gold Operation
Disclosure of detailed information about business combination [line items]
Commodity price applied to cash flow projections (in USD per ounce) | $ / ounce	1,300
Foreign exchange rate applied to cash flow projections (in CAD per USD) | $ / $	0.8000
Discount rate applied to cash flow projections	7.00%				7.00%
Claude Resources Inc.
Disclosure of detailed information about business combination [line items]
Total purchase price									$ 329,402,000
Ratio of shares transferred per common share									0.185
Cash transferred per common share (in CAD per share) | $ / shares								$ 0.001
Business acquisition costs						4,757,000
Goodwill									$ 49,786,000
Transaction share price			$ 11.35	$ 7.89
Revenue of combined entity as if combination occurred at beginning of period						522,452,000
Net income of combined entity as if combination occurred at beginning of period						64,644,000
Puna Operations Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture		75.00%
Useful life of property, plant and equipment		8 years			8 years
Payments for interest in joint venture		$ 12,972,000
Property, plant and equipment		28,839,000
Non-controlling interest		18,573,000
Other
Disclosure of detailed information about business combination [line items]
Equity attributable to our shareholders					$ (1,342,000)	$ 0
Other | Puna Operations Inc.
Disclosure of detailed information about business combination [line items]
Equity attributable to our shareholders		$ (1,342,000)